Fair value and fair value hierarchy of financial instruments - Schedule of detailed information about in fair value measurement Level 3 (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss:
Balance	$ 2,786,027,085
Balance	1,523,195,334	$ 2,786,027,085
Derivative financial asset (Note 14):
Balance	969,894,519
Balance	1,443,134,162	969,894,519
Derivative financial liability (Note 23):
Net fair value changes recognized in profit or loss	(13,347,266)	0	$ (7,765,148)
Financial liabilities at fair value through profit or loss—Held for trading [Member]
Derivative financial liability (Note 23):
Beginning balance	13,752,673	12,954,313
Net fair value changes recognized in profit or loss	(13,347,266)	798,360
Converted into class A shares	(405,407)
Ending balance	0	13,752,673	12,954,313
Level 3 [member]
Financial assets at fair value through profit or loss:
Balance	1,709,094,761	299,855,685	322,697,916
Addition	169,303,189	163,180,000	0
Disposal	(354,050,259)	(196,036,584)	0
Transfer	11,630,000	1,120,244,487	0
Derecognition (Note 34(a))	(1,271,643,878)	0	0
Receipt of investment return	(20,899,338)	0	0
Total (losses) gains in profit or loss	384,500,735	321,851,173	(22,842,231)
Balance	627,935,210	1,709,094,761	299,855,685
Derivative financial asset (Note 14):
Balance	969,894,519	1,023,902,566
Recognition of day 1 profit or loss deferred on inception of contract, renegotiation and extension	15,588,500	14,591,113
Net fair value gains recognized in profit or loss	331,293,928	(68,599,160)
Gain related to disposed investment	3,786,355	0
Partial settlement	(15,306,985)	0
Balance	$ 1,305,256,317	$ 969,894,519	$ 1,023,902,566